Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street
Reform
and
Consumer
Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship of “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and other NEOs
(“Non-PEO
NEOS”) and our, and certain of our peers’, performance. For a more fulsome discussion of our pay-for-performance
compensation philosophy and performance measures, see “Compensation Discussion and Analysis.”
Pay Versus Performance Table

Pay Versus Performance

Fiscal Year	SCT Total for PEO ($)(1)	Compensation Actually Paid to PEO ($) (2)	Average SCT Total for Non-PEO NEOs ($) (2)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)(3)		Value of Initial Fixed $100 Investment Based On: ($)		Net Income ($ in millions)(6)	Company Selected Measure Class B Common Stock Price Performance (7)
						Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)

2022	32,046,006	14,626,030	4,497,431	2,453,046	Class B	44.52	74.15	1,104	-44.07%
					Class A	47.85	—

2021	20,035,212	12,873,214	2,802,710	2,132,649	Class B	76.53	112.70	4,543	-19.00%
					Class A	78.61	—

2020	38,973,768	34,147,810	8,779,994	8,824,614	Class B	92.39	116.22	2,422	-11.22%
					Class A	87.29	—

(1)
PEO reflected in this table for each of the years shown is Mr. Bakish. “SCT Total” means the amount, or, for non-PEO
NEOs, the average amount, reported in the “Total” column of the Summary Compensation Table for the applicable year.

(2)	To calculate CAP in accordance with applicable SEC rules, the following amounts were either added to or deducted from the applicable SCT Total as noted below:

	2020		2021		2022

Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(15,999,968)	(2,967,471)	—	—	(15,999,979)	(1,912,498)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	16,969,122	2,857,237	—	—	6,873,065	875,297

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	700,817	—	—	—	—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,602,111)	(142,267)	(6,879,607)	(799,790)	(5,512,680)	(799,785)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(3,937,777)	(361,823)	(1,194,263)	11,376	(2,934,736)	(280,720)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	(588,128)	(36,181)

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	889,420	79,804	911,872	118,865	742,482	109,502

	2020		2021		2022

Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	(144,644)	(139,113)	—	(512)	—	—

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	17,436	—	—	—	—

TOTAL ADJUSTMENTS	(4,825,958)	44,620	(7,161,998)	(670,061)	(17,419,976)	(2,044,385)

(3)
Dollar amounts represent the average of the applicable amounts to the
Non-PEO
NEOs as a group.
Non-PEO
NEOs reflected in this table for each of the years shown are Mr. Chopra and Mses. D’Alimonte, Lea and Phillips.
Non-PEO
NEOs reflected in this table for 2020 also includes Christina Spade.

(4)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(5)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Peer group utilized for this disclosure is the compensation benchmarking peer group disclosed in “Compensation Discussion and Analysis—2022 Peer Group.”

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(7)
Stock Price Performance is calculated as the difference between the closing price of a share of our Class B Common Stock at each year’s fiscal year-end
and the prior fiscal
year-end,
divided by the closing price of the share at the prior fiscal year-end.

Company Selected Measure Name	Stock Price Performance
Named Executive Officers, Footnote [Text Block]	Non-PEO NEOs reflected in this table for each of the years shown are Mr. Chopra and Mses. D’Alimonte, Lea and Phillips. Non-PEO NEOs reflected in this table for 2020 also includes Christina Spade.
Peer Group Issuers, Footnote [Text Block]	Peer group utilized for this disclosure is the compensation benchmarking peer group disclosed in “Compensation Discussion and Analysis—2022 Peer Group.”
PEO Total Compensation Amount	$ 32,046,006	$ 20,035,212	$ 38,973,768
PEO Actually Paid Compensation Amount	$ 14,626,030	12,873,214	34,147,810
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	To calculate CAP in accordance with applicable SEC rules, the following amounts were either added to or deducted from the applicable SCT Total as noted below:

	2020		2021		2022

Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(15,999,968)	(2,967,471)	—	—	(15,999,979)	(1,912,498)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	16,969,122	2,857,237	—	—	6,873,065	875,297

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	700,817	—	—	—	—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,602,111)	(142,267)	(6,879,607)	(799,790)	(5,512,680)	(799,785)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(3,937,777)	(361,823)	(1,194,263)	11,376	(2,934,736)	(280,720)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	(588,128)	(36,181)

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	889,420	79,804	911,872	118,865	742,482	109,502

	2020		2021		2022

Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	(144,644)	(139,113)	—	(512)	—	—

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	17,436	—	—	—	—

TOTAL ADJUSTMENTS	(4,825,958)	44,620	(7,161,998)	(670,061)	(17,419,976)	(2,044,385)

Non-PEO NEO Average Total Compensation Amount	$ 4,497,431	2,802,710	8,779,994
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,453,046	2,132,649	8,824,614
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	To calculate CAP in accordance with applicable SEC rules, the following amounts were either added to or deducted from the applicable SCT Total as noted below:

	2020		2021		2022

Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(15,999,968)	(2,967,471)	—	—	(15,999,979)	(1,912,498)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	16,969,122	2,857,237	—	—	6,873,065	875,297

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	700,817	—	—	—	—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,602,111)	(142,267)	(6,879,607)	(799,790)	(5,512,680)	(799,785)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(3,937,777)	(361,823)	(1,194,263)	11,376	(2,934,736)	(280,720)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	(588,128)	(36,181)

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	889,420	79,804	911,872	118,865	742,482	109,502

	2020		2021		2022

Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	(144,644)	(139,113)	—	(512)	—	—

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	17,436	—	—	—	—

TOTAL ADJUSTMENTS	(4,825,958)	44,620	(7,161,998)	(670,061)	(17,419,976)	(2,044,385)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP Versus Company TSR and Peer Group
TSR
There was a net decline in our PEO’s compensation actually paid over the three-fiscal-year period ending December 31, 2022. Over the same three-fiscal-year period, our cumulative TSR also declined (at a lesser rate than that of our CD&A peer group over the past two years, though below that of our CD&A peer group overall), reflecting relative alignment between our CAP and our cumulative TSR. The CAP figures shown below reflect the grant of long-term management incentive awards for fiscal year 2021 during fiscal year 2020 and for fiscal year 2020 during fiscal year 2019, resulting in no equity grants made in fiscal 2021. The Non-PEO NEO CAP figures for fiscal year 2020 reflect compensation paid to Christina Spade, including cash severance and equity acceleration values.

Compensation Actually Paid vs. Net Income [Text Block]
CAP Versus Net Income
As previously described, annual long-term management incentive awards for fiscal years 2020 and 2021 were made in fiscal years 2019 and 2020, respectively, such that our fiscal year 2021 CAP was lower than that of fiscal years 2020 and 2022. While CAP is not directly linked to Net Income, the CAP to both our PEO and
Non-PEO
NEOs decreased from 2020 to 2022, consistent with the reduction in Net Income over that period, although Net Income did increase, and CAP decreased, from fiscal years 2020 to 2021.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP Versus Stock Price Performance
As described above, Stock Price Performance is calculated as the difference between the closing price of a share of our Class B Common Stock at each year’s fiscal year-end
and the prior fiscal
year-end,
divided by the closing price of the share at the prior fiscal year-end.
There was a net decline in CAP over the three-fiscal-year period ending December 31, 2022. Over the same three-fiscal-year period, our stock price also declined, reflecting an overall relative alignment between CAP and changes in the price of a share of our Class B Common Stock.

Total Shareholder Return Vs Peer Group [Text Block]
CAP Versus Company TSR and Peer Group
TSR
There was a net decline in our PEO’s compensation actually paid over the three-fiscal-year period ending December 31, 2022. Over the same three-fiscal-year period, our cumulative TSR also declined (at a lesser rate than that of our CD&A peer group over the past two years, though below that of our CD&A peer group overall), reflecting relative alignment between our CAP and our cumulative TSR. The CAP figures shown below reflect the grant of long-term management incentive awards for fiscal year 2021 during fiscal year 2020 and for fiscal year 2020 during fiscal year 2019, resulting in no equity grants made in fiscal 2021. The Non-PEO NEO CAP figures for fiscal year 2020 reflect compensation paid to Christina Spade, including cash severance and equity acceleration values.

Tabular List [Table Text Block]
Most Important Performance Measures Table
The three items l
isted be
low represent the most im
portan
t financial performance measures we used to link “compensation actually paid” to our NEOs to our performance for fiscal year 2022.

Most Important Performance Measures

• Stock Price Performance

• Relative TSR

• Adjusted OIBDA

Peer Group Total Shareholder Return Amount	$ 74.15	112.7	116.22
Net Income (Loss)	$ 1,104,000,000	$ 4,543,000,000	$ 2,422,000,000
Company Selected Measure Amount	(0.4407)	(0.19)	(0.1122)
PEO Name	Mr. Bakish
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price Performance
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted OIBDA
Class A [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	$ 47.85	$ 78.61	$ 87.29
Class B [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	44.52	76.53	92.39
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,419,976)	(7,161,998)	(4,825,958)
PEO [Member] | Deduction Due to Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,999,979)		(15,999,968)
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,873,065		16,969,122
PEO [Member] | Increase or Deduction for Awards Granted Due to Change in ASC 718 Fair Value Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,512,680)	(6,879,607)	(2,602,111)
PEO [Member] | Increase or Deduction for Awards Granted Due to Change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,934,736)	(1,194,263)	(3,937,777)
PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(588,128)
PEO [Member] | Increase Based on Dividends or Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	742,482	911,872	889,420
PEO [Member] | Deduction Due to Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(144,644)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,044,385)	(670,061)	44,620
Non-PEO NEO [Member] | Deduction Due to Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,912,498)		(2,967,471)
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	875,297		2,857,237
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			700,817
Non-PEO NEO [Member] | Increase or Deduction for Awards Granted Due to Change in ASC 718 Fair Value Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(799,785)	(799,790)	(142,267)
Non-PEO NEO [Member] | Increase or Deduction for Awards Granted Due to Change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(280,720)	11,376	(361,823)
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(36,181)
Non-PEO NEO [Member] | Increase Based on Dividends or Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 109,502	118,865	79,804
Non-PEO NEO [Member] | Deduction Due to Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (512)	(139,113)
Non-PEO NEO [Member] | Increase for Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 17,436